Summary of Significant Accounting and Reporting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jun. 11, 2020	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Emerging growth company, threshold on annual gross revenue	$ 1,070,000,000.00
Emerging growth company, threshold on convertible debt issued	1,000,000,000
Restricted cash	2,635,000	$ 2,222,000		$ 2,064,000
Accounts receivable, allowance for credit loss	0	0
Stockholders' equity attributable to parent	$ 26,622,000	(234,779,000)		(133,792,000)	$ (74,869,000)
Program fees
Concentration Risk [Line Items]
Revenue from contract with customer, installment basis	12 months
Claims administration service fees
Concentration Risk [Line Items]
Revenue from contract with customer, monthly service fee, percentage	3.00%
Minimum
Concentration Risk [Line Items]
Property, plant and equipment, useful life	3 years
Maximum
Concentration Risk [Line Items]
Property, plant and equipment, useful life	8 years
Accumulated Deficit
Concentration Risk [Line Items]
Stockholders' equity attributable to parent	$ (428,406,000)	$ (242,781,000)		(139,810,000)	(78,358,000)
Cumulative Effect, Period of Adoption, Adjustment
Concentration Risk [Line Items]
Stockholders' equity attributable to parent				32,768,000	$ 0
Cumulative Effect, Period of Adoption, Adjustment | Accumulated Deficit
Concentration Risk [Line Items]
Stockholders' equity attributable to parent				32,768,000
Cumulative Effect, Period of Adoption, Adjustment | Accumulated Deficit | Accounting Standards Update 2014-09
Concentration Risk [Line Items]
Stockholders' equity attributable to parent				$ 32,800,000
Ten Customers | Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Program fees
Concentration Risk [Line Items]
Concentration risk, percentage	38.00%
One Customer | Revenue from Contract with Customer Benchmark | Customer Concentration Risk | Program fees
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%
One Customer | Accounts Receivable | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	19.00%	22.00%
Two Insurance Partners | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	55.00%
Top Insurance Partner | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	70.00%